INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Interest-bearing Loans And Borrowings [Abstract]
Schedule of Borrowings
	December 31, 2024 US$’000	December 31, 2023 US$’000
Current liabilities
Exchangeable senior notes	210	210

Total	210	210

	December 31, 2024 US$’000	December 31, 2023 US$’000
Non-Current liabilities
Senior secured term loan	72,391	40,109
Derivative financial liability	1,658	526
Contingent liability (Note 29)	1,813	-
Convertible note	15,401	14,542

Total non-current liabilities	91,263	55,177

	December 31, 2024 US$’000	December 31, 2023 US$’000
Non-Current assets
Derivative financial asset	166	178

Total non-current assets	166	178

Schedule of Exchangeable Notes Balance
	December 31, 2024 US$000	December 31, 2023 US$000
Balance at January 1	(210)	(210)

Liability	(210)	(210)

Schedule Of Movement In Term Loan
	December 31, 2024 US$000	December 31, 2023 US$000
Balance at January 1	(40,109)	(44,301)
Principal amount loaned	(30,500)	(5,000)
Loan drawdown costs	325	194
Derivative financial liability at date of drawdown	-	90
Derivative financial asset at date of drawdown	(28)	(11)
Accretion interest (Note 6)	(2,355)	(1,131)
Cash repayment of principal	-	10,050
Payment-in-kind (PIK) Interest	(3,291)	-
Non-cash Loan Modification Gain	3,567	-

Balance at December 31	(72,391)	(40,109)

Schedule of Derivative Financial Asset
	December 31, 2024 US$000	December 31, 2023 US$000
Balance at January 1	178	128
Derivative financial asset at date of drawdown	28	11
Fair value adjustments in the period	(40)	39

Non-current asset at December 31	166	178

Schedule of Derivative Financial Liability
	December 31, 2024 US$000	December 31, 2023 US$000
Balance at January 1	(526)	(1,569)
Derivative financial liability at date of drawdown	(1,066)	(90)
Fair value adjustments in the period	(66)	1,133

Non-current liability at December 31	(1,658)	(526)

Schedule of Term Loan And The 7-Year Convertible Notes
	December 31, 2024 US$000	December 31, 2023 US$000
Balance at January 1	(14,542)	(13,746)
Accretion interest	(859)	(796)

Non-current liability at December 31	(15,401)	(14,542)